Supplement Dated December 16, 2019
To The Prospectus Dated April 29, 2019

Jackson Variable Series Trust (The “Trust”)

Please note that the changes may apply to your variable annuity product(s).

Proposed Reorganization of JNL/Eaton Vance Global Macro Absolute Return Advantage Fund

On December 3-5, 2019, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (the “Eaton Vance Fund”), a series of the Trust, into the JNL/Franklin Templeton Global Multisector Bond Fund (the “Franklin Fund”), a series of the JNL Series Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Eaton Vance Fund at a shareholders’ meeting expected to be held on March 27, 2020.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 24, 2020 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Eaton Vance Fund’s assets and liabilities will be transferred to the Franklin Fund in return for shares of the Franklin Fund having an aggregate net asset value equal to the Eaton Vance Fund’s net assets as of the valuation date. These Franklin Fund shares will be distributed pro rata to shareholders of the Eaton Vance Fund in exchange for their fund shares. Current Eaton Vance Fund shareholders will thus become shareholders of the Franklin Fund and receive shares of the Franklin Fund with a total net asset value equal to that of their shares of the Eaton Vance Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Eaton Vance Fund.

The Eaton Vance Fund and the Franklin Fund have comparable investment objectives, but employ different investment strategies in seeking to achieve those objectives. The Funds also have some overlap in their risk profiles. A full description of the Franklin Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Eaton Vance Fund on or about February 18, 2020.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Franklin Fund, nor is it a solicitation of any proxy.  For more information regarding the Franklin Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/FAMCO Flex Core Covered Call Fund

On December 3-5, 2019, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/FAMCO Flex Core Covered Call Fund (the “FAMCO Fund”), a series of the Trust, into the JNL/JPMorgan Hedged Equity Fund (the “JPMorgan Fund”), a series of JNL Series Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the FAMCO Fund at a shareholders’ meeting expected to be held on March 27, 2020.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 24, 2020 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved.

Under the terms of the proposed Plan of Reorganization, the FAMCO Fund’s assets and liabilities will be transferred to the JPMorgan Fund in return for shares of the JPMorgan Fund having an aggregate net asset value equal to the FAMCO Fund’s net assets as of the valuation date. These JPMorgan Fund shares will be distributed pro rata to shareholders of the FAMCO Fund in exchange for their fund shares. Current FAMCO Fund shareholders will thus become shareholders of the JPMorgan Fund and receive shares of the JPMorgan Fund with a total net asset value equal to that of their shares of the FAMCO Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the FAMCO Fund.

The FAMCO Fund and the JPMorgan Fund have similar investment objectives but employ different investment strategies in seeking to achieve those objectives.  The Funds have some overlap in their risk profiles. A full description of the JPMorgan Fund and the terms of the Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the FAMCO Fund on or about February 18, 2020.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the JPMorgan Fund, nor is it a solicitation of any proxy. For more information regarding the JPMorgan Fund or to receive a free copy of the proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses, and risk considerations, please contact us at contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL Institutional Alt 100 Fund

On December 3-5, 2019, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL Institutional Alt 100 Fund (the “Alt 100 Fund), a series of the Trust, into the JNL Multi-Manager Alternative Fund (the “Multi-Manager Fund”), a series of JNL Series Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Alt 100 Fund at a shareholders’ meeting expected to be held on March 27, 2020.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 24, 2020 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Alt 100 Fund’s assets and liabilities will be transferred to the Multi-Manager Fund in return for shares of the Multi-Manager Fund having an aggregate net asset value equal to the Alt 100 Fund’s net assets as of the valuation date. These Multi-Manager Fund shares will be distributed pro rata to shareholders of the Alt 100 Fund in exchange for their fund shares. Current Alt 100 Fund shareholders will thus become shareholders of the Multi-Manager Fund and receive shares of the Multi-Manager Fund with a total net asset value equal to that of their shares of the Alt 100 Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Alt 100 Fund.

The Alt 100 Fund and the Multi-Manager Fund have comparable investment objectives but employ different investment strategies in seeking to achieve those objectives. The Funds also have some overlap in their risk profiles. A full description of the Multi-Manager Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Alt 100 Fund on or about February 18, 2020.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Multi-Manager Fund, nor is it a solicitation of any proxy. For more information regarding the Multi-Manager Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/The London Company Focused U.S. Equity Fund

On December 3-5, 2019, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/The London Company Focused U.S. Equity Fund (the “TLC Fund”), a series of the Trust, into the JNL/Morningstar Wide Moat Index Fund (the “Morningstar Fund”), a series of JNL Series Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the TLC Fund at a shareholders’ meeting expected to be held on March 27, 2020.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 24, 2020 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved.

Under the terms of the proposed Plan of Reorganization, the TLC Fund’s assets and liabilities will be transferred to the Morningstar Fund in return for shares of the Morningstar Fund having an aggregate net asset value equal to the TLC Fund’s net assets as of the valuation date. These Morningstar Fund shares will be distributed pro rata to shareholders of the TLC Fund in exchange for their fund shares. Current TLC Fund shareholders will thus become shareholders of the Morningstar Fund and receive shares of the Morningstar Fund with a total net asset value equal to that of their shares of the TLC Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the TLC Fund.

The investment objectives and investment strategies for the TLC Fund and the Morningstar Fund are different.  The Funds have some overlap in their risk profiles. A full description of the Morningstar Fund and the terms of the Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the TLC Fund on or about February 18, 2020.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Morningstar Fund, nor is it a solicitation of any proxy. For more information regarding the Morningstar Fund or to receive a free copy of the proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses, and risk considerations, please contact us at contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/Neuberger Berman Currency Fund

On December 3-5, 2019, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Neuberger Berman Currency Fund (the “Neuberger Fund”), a series of the Trust, into the JNL/PIMCO Income Fund (the “PIMCO Fund”), a series of the JNL Series Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Neuberger Fund at a shareholders’ meeting expected to be held on March 27, 2020.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 24, 2020 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Neuberger Fund’s assets and liabilities will be transferred to the PIMCO Fund in return for shares of the PIMCO Fund having an aggregate net asset value equal to the Neuberger Fund’s net assets as of the valuation date. These PIMCO Fund shares will be distributed pro rata to shareholders of the Eaton Vance Fund in exchange for their fund shares. Current Neuberger Fund shareholders will thus become shareholders of the PIMCO Fund and receive shares of the PIMCO Fund with a total net asset value equal to that of their shares of the Neuberger Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Neuberger Fund.

The investment objective and investment strategies of the Neuberger Fund and the PIMCO Fund are different. The Funds have some overlap in their risk profiles.  A full description of the PIMCO Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Neuberger Fund on or about February 18, 2020.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the PIMCO Fund, nor is it a solicitation of any proxy.  For more information regarding the PIMCO Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/Nicholas Convertible Arbitrage Fund

On December 3-5, 2019, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Nicholas Convertible Arbitrage Fund (the “Nicholas Fund”) into the JNL Conservative Allocation Fund (the “Conservative Allocation Fund”), each a series of the Trust (the “Reorganization”). After the Reorganization, the Conservative Allocation Fund will be redomiciled into JNL Series Trust (“JNLST”) and become a series of JNLST.

The Reorganization is subject to approval by the shareholders of the Nicholas Fund at a shareholders’ meeting expected to be held on March 27, 2020.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 24, 2020 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Nicholas Fund’s assets and liabilities will be transferred to the Conservative Allocation Fund in return for shares of the Conservative Allocation Fund having an aggregate net asset value equal to the Nicholas Fund’s net assets as of the valuation date. These Conservative Allocation Fund shares will be distributed pro rata to shareholders of the Nicholas Fund in exchange for their fund shares. Current Nicholas Fund shareholders will thus become shareholders of the Conservative Allocation Fund and receive shares of the Conservative Allocation Fund with a total net asset value equal to that of their shares of the Nicholas Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Nicholas Fund.

The investment objective and investment strategies of the Nicholas Fund and the Conservative Allocation Fund are different. The Funds have some overlap in their risk profiles. A full description of the Conservative Allocation Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Nicholas Fund on or about February 18, 2020.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Conservative Allocation Fund, nor is it a solicitation of any proxy. For more information regarding the Conservative Allocation Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/VanEck International Gold Fund

On December 3-5, 2019, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/VanEck International Gold Fund (the “VanEck Fund”), a series of the Trust, into the JNL/BlackRock Global Natural Resources Fund (the “BlackRock Fund”), a series of JNL Series Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the VanEck Fund at a shareholders’ meeting expected to be held on March 27, 2020.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 24, 2020 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved.

Under the terms of the proposed Plan of Reorganization, the VanEck Fund’s assets and liabilities will be transferred to the BlackRock Fund in return for shares of the BlackRock Fund having an aggregate net asset value equal to the VanEck Fund’s net assets as of the valuation date. These BlackRock Fund shares will be distributed pro rata to shareholders of the VanEck Fund in exchange for their fund shares. Current VanEck Fund shareholders will thus become shareholders of the BlackRock Fund and receive shares of the BlackRock Fund with a total net asset value equal to that of their shares of the VanEck Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the VanEck Fund.

The VanEck Fund and the BlackRock Fund have similar investment objectives but employ different investment strategies in seeking to achieve those objectives.  The Funds have some overlap in their risk profiles. A full description of the BlackRock Fund and the terms of the Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the VanEck Fund on or about February 18, 2020.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the BlackRock Fund, nor is it a solicitation of any proxy.  For more information regarding the BlackRock Fund or to receive a free copy of the proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses, and risk considerations, please contact us at contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated December 16, 2019.